Personnel Expenses - Summary of Personnel Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Short-term employee benefits	$ 1,863,907	$ 857,217
Contributions to defined contribution plans	9,323	7,925
Current and past service costs related to defined benefit plans	55,437	528
Termination benefits	6,053	7,863
Equity-settled share-based payment transactions	15,424	7,046
Cash-settled share-based payment transactions	23,937	7,606
Personnel expenses	$ 1,974,081	$ 888,185